Schedule of Restricted Share Activities (Details) shares in Thousands		6 Months Ended
		Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 ¥ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Vested | (per share)		$ 4.3704	¥ 31.7602	$ 0.7651	¥ 5.2075
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Shares Granted, Unvested, Beginning balance | shares	[1]	330	330	786	786
Weighted-Average Grant Date Fair Value, Unvested, Beginning balance | $ / shares		$ 5.0223		$ 4.8435
Number of Restricted Shares Granted, Replacement | shares	[1]	22	22
Weighted-Average Grant Date Fair Value, Replacement | $ / shares		$ 4.2700
Number of Restricted Shares Granted, Awarded | shares	[1]	1,546	1,546	6,381	6,381
Weighted-Average Grant Date Fair Value, Awarded | $ / shares		$ 1.6495		$ 4.8590
Number of Restricted Shares Granted, Vested | shares	[1]	(1,651)	(1,651)	(6,527)	(6,527)
Weighted-Average Grant Date Fair Value, Vested | $ / shares		$ 1.8351		$ 4.8481
Number of Restricted Shares Granted, Forfeited | shares	[1]	(88)	(88)	(93)	(93)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares		$ 5.0458		$ 5.5574
Number of Restricted Shares Granted, Unvested, Ending balance | shares	[1]	159	159	547	547
Weighted-Average Grant Date Fair Value, Unvested, Ending balance | $ / shares		$ 5.2073		$ 4.8427

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).